Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting Information, Additional Information [Abstract]
Segment Information
Segment Information
Considering the acquisitions made during 2014, we determined that we still operate as one business segment in accordance with ASC Topic 280, Segment Reporting. As a result of our continued restructuring and streamlining of the growing organization, our chief operating decision maker (CODM) makes decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate as one business segment. Summarized product category and geographic information is shown in the tables below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales.

(in thousands)	2014	2013	2012
Net Sales
Consumables and related revenues	$1,172,728	$1,140,203	$1,085,596
Instrumentation	172,049	161,781	168,860
Total	$1,344,777	$1,301,984	$1,254,456

Geographical Information
Net sales are attributed to countries based on the location of the customer. QIAGEN operates manufacturing facilities in Germany, China, the United Kingdom, France and the United States that supply products to customers as well as QIAGEN subsidiaries in other countries. The sales from these manufacturing operations to other countries are included in the Net Sales of the countries in which the manufacturing locations are based. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our country of domicile is the Netherlands, which reported net sales of $13.7 million, $14.4 million and $14.5 million for the years ended 2014, 2013 and 2012, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2014	2013	2012
Net Sales
Americas:
United States	$543,877	$545,600	$538,720
Other Americas	75,974	80,299	57,200
Total Americas	619,851	625,899	595,920
Europe, Middle East and Africa	451,092	416,334	399,082
Asia Pacific and Rest of World	273,834	259,751	259,454
Total	$1,344,777	$1,301,984	$1,254,456

Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.0 million and $1.1 million as of December 31, 2014 and 2013, respectively.

(in thousands)	2014	2013
Long-lived assets
Americas:
United States	$136,461	$129,342
Other Americas	2,863	3,079
Total Americas	139,324	132,421
Germany	241,475	260,369
Other Europe	35,362	40,194
Asia Pacific and Rest of World	11,932	12,060
Total	$428,093	$445,044